Commitments and contingencies	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Commitments and contingencies [Text Block]
27.	Commitments and contingencies

(a)	Operating lease commitments

The Group has entered into various lease commitments for facilities and equipment. The leases expire in periods ranging from one to eight years. There are no restrictions placed on the Group by entering into these leases. Future minimum lease payments under non-cancelable operating leases recognized in operating expenses at December 31 are:

	2017	2016
Within one year	$5,682	$5,591
After one year but not more than five years	12,291	12,606
More than five years	1,781	442

	$19,754	$18,639
Payments recognized in operating expenses:
	2017	2016
Minimum lease payments	$4,972	$4,575

	$4,972	$4,575

(b)	Capital commitments

As at December 31, 2017, the Group had outstanding capital commitments in Canada of approximately $25,793 primarily related to equipment on order, of which approximately $2,556 cannot be terminated by the Group; approximately $86,044 in Peru, of which all can be terminated by the Group, and approximately $162,412, primarily related to its Rosemont project, of which approximately $78,646 cannot be terminated by the Group.

(c)	Contingent liabilities

Contingent liabilities

The Group is involved in various claims, litigation and other matters arising in the ordinary course and conduct of business. While it is not possible to determine the ultimate outcome of such actions at this time, and inherent uncertainties exist in predicting such outcomes, it is the Group's belief that the ultimate resolution of such actions is not reasonably likely to have a material adverse effect on its consolidated financial position or results of operations. The assessment of contingencies inherently involves the exercise of significant judgement and estimates of the outcome of future events. As a result of the assessment, no significant contingent liabilities have been recorded in these consolidated financial statements.

As part of the streaming agreement with Wheaton for the 777 mine, the Group must repay, with precious metals credits, the legal deposit provided by Wheaton by August 1, 2052, the expiry date of the agreement. If the legal deposit is not fully repaid with precious metals credits related to 777 production by the expiry date, a cash payment for the remaining amount will be due at the expiry date of the agreement. As a result of changes in the remaining 777 mine reserves and lower precious metals prices, there is a possibility that an amount of Wheaton’s legal deposit may not be repaid by means of 777 mine’s precious metals credits over its expected remaining mine life. Given that reserve estimates, production timing and precious metals prices are subject to uncertainty, management has concluded that a cash payment at the expiry of the agreement with Wheaton is unlikely. As at December 31, 2017 the fair value of the cash payment is not material to the consolidated financial statements.

Contingent assets

There were no significant contingent assets to disclose at December 31, 2017 or December 31, 2016.